Subsequent Events (Details)		1 Months Ended
	Aug. 06, 2019 USD ($)	Nov. 28, 2019 USD ($)	Jul. 22, 2019 USD ($)	Jul. 19, 2019 USD ($)	Aug. 06, 2019 CNY (¥)	Jul. 22, 2019 CNY (¥)	Jul. 19, 2019 CNY (¥)
HLI [Member]
Subsequent Events (Textual)
Fixed annual interest rate	8.00%		8.00%	8.00%
Unsecured borrowed amount	$ 220,000		$ 220,000	$ 220,000
HLI [Member] | RMB Member
Subsequent Events (Textual)
Unsecured borrowed amount | ¥					¥ 1,500,000	¥ 1,500,000	¥ 1,500,000
DGHKT [Member] | Forecast [Member]
Subsequent Events (Textual)
Fixed annual interest rate		3.50%
Unsecured borrowed amount		$ 17,000